STOCK	9 Months Ended	12 Months Ended
	Jan. 31, 2023	Apr. 30, 2022
STOCK
STOCK

NOTE 5 – STOCK

Common Stock:

The Company is authorized to issue up to 2,000,000,000 shares of common stock at $0.001 par value per share. Effective August 26, 2022, the Company filed a certificate of amendment with the State of Delaware increasing the authorized shares from 950,000,000 to 2,000,000,000. At January 31, 2023, there were 1,214,831,545 shares issued and 1,213,331,545 shares outstanding. There are 1,500,000 shares issued to former officers that were terminated prior to their vesting period and excluded from the shares outstanding at January 31, 2023. Per the employment agreements, any unvested shares not yet released to employee shall be returned to Company treasury, and employee shall be entitled to no compensation for such shares. The Company plans to pursue the return of the unvested shares.

Common Stock Issued

From May 11, 2022 through July 20, 2022, the Company received $574,174 of proceeds from the sale of 29,157,141 shares of stock at prices ranging from $0.0168 to $0.021 per share in relation to the Company’s Form 1-A Regulation A Offering Statement with the SEC for the sale of 125,000,000 shares of $0.001 par value common stock. Additionally, the Company received $40,000 of proceeds from three Reg A investors but were not processed because of technical paperwork items with the subscription documents. The Company repaid $10,000 of the proceeds and as a result, the Company has recorded a $30,000 subscription payable at January 31, 2023.

From May 23, 2022 to August 5, 2022, a lender of an original $315,000 senior secured convertible promissory note, elected to convert all $315,000 of the principal amount, $21,804 of accrued interest, $7,000 of note conversion fees and $79,656 of default interest into 73,010,363 shares of the Company’s $0.001 par value common stock. See Note 4 – Debt.

Effective June 6, 2022, the Company executed a settlement agreement with the lender of an original $150,000 convertible unsecured promissory note with an outstanding $6,000 principal balance. The settlement agreement was a release of any and all rights that the lender could have requested in exchange for the issuance of 2,600,000 shares of the Company’s common stock which were due under the original conversion terms. In exchange for the issuance of the shares, the remaining $6,000 outstanding principal balance of the note payable and accrued interest of $1,221 or $7,221 in total were cancelled. The difference between the $7,221 and $2,600 par value of the shares issued or $4,621 was recorded as an offset to additional paid in capital. As a result of the settlement, the promissory note has been cancelled effective June 6, 2022. See Note 4- Debt.

From June 29, 2022 through July 11, 2022, the lender of an original $55,000 convertible unsecured promissory note elected to convert the entire $55,000 outstanding principal amount and $2,200 of accrued interest into 4,144,927 shares of the Company’s $0.001 par value common stock and as a result, the principal balance of the promissory note and accrued interest is $0 after the conversion. See Note 4 – Debt.

On July 13, 2022, in relation to the issuance of a 10% convertible promissory note in the aggregate principal amount of $100,000, the Company issued five million (5,000,000) shares of the Company’s $0.001 par value common stock. The Company evaluated the 5,000,000 shares of stock issued and calculated the relative fair value between the note and the stock on the issue date utilizing the $0.0215 trading price of the stock on July 13, 2022, the date of issuance. As a result, the Company allocated $51,807 to the stock which was recorded as a debt discount with an offset to additional paid in capital. The debt discount for the stock is being amortized over the six-month term of the Note.

On July 15, 2022, in relation to the issuance of a 10% note payable in the aggregate principal amount of $200,000, the Company issued one million (1,000,000) shares of the Company’s $0.001 par value common stock. The Company evaluated the 1,000,000 shares of stock issued and calculated the relative fair value between the note payable and the stock on the issue date utilizing the $0.0215 trading price of the stock on July 15, 2022, the date of issuance. As a result, the Company allocated $18,953 to the stock which was recorded as a debt discount with an offset to additional paid in capital. The debt discount for the stock is being amortized over the one-year term of the note payable.

Effective July 27, 2022, the Company executed a settlement related to a stipulated judgment against the Company in the amount of $153,016 from June 4, 2018, for unpaid invoices for logo design and website development services provided. The settlement was to be a cash payment by the Company of $70,000 within ten (10) days of the settlement date and the issuance of one million (1,000,000) shares of the Company’s $0.001 par value common stock. The Company valued the shares at $0.0193, the trading price of the Company’s Common Stock on July 27, 2022, resulting in a valuation of $19,300, which was expensed. The Company failed to make the $70,000 cash payment and the $153,106 remains in accounts payable at January 31, 2023.

Effective August 22, 2022, the Company granted 1,250,000 restricted $0.001 par value common stock to the Chief Financial Officer. The common stock was vested fully on the grant date. The vested shares were valued at $0.0028 per share, the quoted market price on the date of grant and the Company recorded $3,438 of stock compensation expense on the grant date of August 22, 2022. Additionally, the Company granted the Chief Financial Officer warrants to purchase 500,000 shares of the Company’s $0.001 par value common stock at an exercise price of $0.03 per share and a three (3) year term. The Company evaluated the issuance of the warrant in accordance with ASC 718, Compensation—Stock Compensation for share-based payments to employees, using the Black Scholes Pricing Model to determine the fair value. The fair value for the stock warrant was $1,211, which was recorded to stock compensation expense on the grant date of August 22, 2022.

The Company used the following assumptions in estimating the fair value of the warrant:

Stock Price	$0.0028
Exercise Price	$0.03
Expected Remaining Term	3 years
Volatility	234%
Annual Rate of Quarterly Dividends	0.00%
Risk Free Interest Rate	2.74%

From September 1, 2022 to September 6, 2022, the Company signed two identical Common Stock Purchase Agreements whereby subject to the terms and conditions set forth, the Company will sell to the two Investors up to a combined Five Million Dollars ($5,000,000) of registered common stock, $0.001 par value per share (the “Common Stock”). This represents a potential $2,500,000 for each investor.

Subject to the satisfaction of all of the conditions set forth in the Agreement, the Company shall have the right, but not the obligation, to direct the Investors, by its delivery to the Investors of a Purchase Notice from time to time, to purchase a minimum of a combined fifty thousand dollars ($50,000) and up to a maximum of; (i) five hundred thousand dollars ($500,000), or (ii) one hundred and ten percent (110%) of the average daily volume traded for the Company’s common stock during the relevant Valuation Period (subject to adjustments for stock splits, dividends, and similar occurrences), subject to the Available Amount. The Valuation Period is the five (5) consecutive Business Days immediately preceding, but not including the date a Purchase Notice is delivered. The maturity date of the Agreement is June 30, 2023.

The Purchase Price is 75% of the lowest traded price of the Common Stock during the Valuation Period. The right of the Company to commence sales of the common stock is subject to the satisfaction that the Company’s Form S-1 Registration Statement with the Securities and Exchange Commission (“SEC”) shall have been declared and remain effective by and with the SEC, and no stop order with respect to the Registration Statement shall be pending or threatened by the SEC. Both Common Stock Purchase Agreements include a one-time $2,500 document processing fee upon the first funding.

Both Common Stock Purchase Agreements include the issuance of 31,250,000 shares of Common Stock (62,500,000 combined) with 7,812,500 each (15,625,000 combined) issued upon the execution of the Common Stock Purchase Agreements and 23,437,500 each (46,875,000 combined) issued upon an effective registration with the SEC of the Company’s Form S-1 Registration Statement. Additionally, both Common Stock Purchase Agreements provide for the issuance of 83,333,333 warrants (166,666,666 combined) to purchase shares of Common Stock with an exercise price of $0.003 per share and a five (5) year exercise period.

The 15,625,000 combined shares issued upon execution of the Common Stock Purchase Agreements were valued at a range of $0.0016 to $0.00165 per share, the quoted market price on the dates of grant and the Company recorded $25,391 of deferred offering costs. For the 166,666,666 warrants issued, the Company used the Black Scholes Pricing Model to determine the fair value. The fair value for the stock warrants was $270,729, which was recorded to deferred offerings costs. As a result of the SEC declaring the Company’s Form S-1 effective on December 28, 2022, the Company reclassified the deferred offering costs to additional paid in capital as a cost for the sale of Form S-1 common stock which occurred in January 2023.

The Company used the following assumptions in estimating the fair value of the warrants:

Stock Price	$0.0016 to 0.00165
Exercise Price	$0.003
Expected Remaining Term	5 years
Volatility	323%
Annual Rate of Quarterly Dividends	0.00%
Risk Free Interest Rate	2.88to2.96%

Effective January 5, 2023, the Company issued 46,875,250 combined shares (23,437,750 and 23,437,500 ) of the Company’s $0.001 par value common stock to two parties that provided Common Stock Purchase Agreements upon the effective registration of a Form S-1 with the SEC that occurred on December 28, 2022. This is 250 shares short of the combined total but the party has made a claim that they received the incorrect amount. The Company commenced drawdowns on the Common Stock Purchase Agreements in January 2023 and the 46,875,250 combined shares issued were valued at $0.00125 per share, the quoted market price on the date of grant and the Company recorded $23,438 to additional paid in capital as a cost for the sale of Form S-1 stock, which occurred in January 2023.

Effective October 12, 2022, the Company issued 1,720,000 shares to two consultants for services. The shares were valued at $0.00130 per share, the trading price on October 12, 2022 and as a result, the Company recorded $2,236 as consulting expense.

Effective June 29, 2022 and through October 20, 2022, a warrant holder related to convertible secured promissory notes exercised 167,730,445 cashless warrants and issued common stock in the same amount at triggered down round protection pricing from $0.0058 to $0.0007 per share into shares of the Company’s $0.001 per value common stock. See Note 4- Debt.

From October 20, 2022 to November 10, 2022, a lender of an original $560,000 senior secured convertible promissory note dated April 18, 2022, elected to convert $10,637 of the principal amount, $37,375 of accrued interest and $3,500 of note conversion fees into 73,588,085 shares of the Company’s $0.001 par value common stock. See Note 4 – Debt.

From November 30, 2022 to January 13, 2013, a lender of an original $560,000 senior secured convertible promissory note dated May 23, 2022 elected to convert $43,337 of principal, $42,437 of accrued interest and $7,000 of note conversion fees into 132,533,607 shares of the Company’s $0.001 par value common stock. See Note 4 – Debt.

From January 5, 2023 to January 18, 2023, the Company sold 85,000,000 shares of its $0.001 par value common stock to a provider of a Common Stock Purchase Agreement that were included on a Form S-1 that was declared effected by the SEC on December 28, 2022. The sale of stock was priced from $0.00045 to $0.000675 per share and the Company is to receive approximately $45,000 of proceeds. Of the 85,000,000 shares sold, 40,000,000 were issued by the transfer agent but the Company did not receive the $18,000 of proceeds until February 3, 2023. As a result, the Company recorded the $18,000 as a subscription receivable at January 31, 2023. See Note 9 – Subsequent Events.

From January 6, 2023 to January 17, 2023, a lender of an original $55,000 unsecured convertible promissory note dated June 2, 2022 elected to convert $31,500 of the principal balance into 47,269,303 shares of the Company’s $0.001 par value common stock. See Note 4 – Debt.

NOTE 5 – STOCK

Common Stock

The Company is authorized to issue up to 950,000,000 shares of common stock at $0.001 par value per share. Effective January 5, 2022, the Company amended its Articles of Incorporation to increase authorized shares from 600,000,000 to 950,000,000.  See Note 8 – Commitments and Contingencies for discussion related to authorized securities. At April 30, 2022, there were 527,327,424 shares issued and 525,827,424 shares outstanding. There are 1,500,000 shares issued to former officers that were terminated prior to their vesting period and excluded from the shares issued at April 30, 2022. Per the employment agreements, any unvested shares not yet released to employee shall be returned to Company treasury, and employee shall be entitled to no compensation for such shares. The Company plans to pursue the return of the unvested shares.

Common Stock Issued

From May 7, 2020 to August 17, 2020, a lender of an original $100,000 face value convertible unsecured promissory note, elected to convert $39,180 of the principal amount and $4,248 of accrued interest into 43,748,599 shares of common stock resulting in a note balance of $12,170 after the conversion. See Note 3 – Debt.

Effective May 20, 2020, the Company sold 100,000 shares of common stock to an investor for $400 at a purchase price of $0.004 per share.

Effective May 25, 2020, the Company sold 1,000,000 shares of common stock to an investor for $40,000 between May 14, 2020 and May 20, 2020, at a purchase price of $0.04 per share.

From June 8, 2020 to June 18, 2020, a lender of an original $63,000 face value convertible unsecured promissory note, elected to convert the entire principal amount of $63,000 and $3,150 of accrued interest into 65,492,425 shares of common stock. See Note 3 – Debt.

From June 15, 2020 to June 29, 2020, a lender of an original $150,000 face value unsecured promissory note, elected to convert $7,433 of principal, $10,416 of accrued interest and $3,750 of conversion fees into 59,995,579 shares of common stock resulting in a note balance of $138,483 after the conversions. See Note 3 – Debt.

From June 18, 2020 to August 5, 2020, a lender of an original $550,000 face value convertible secured promissory note elected to convert the remaining $30,000 of the principal amount of the promissory note into 21,820,000 shares of common stock resulting in a note balance of $0 after the conversion. See Note 3 – Debt.

Effective  July 20, 2020, the Company sold 400,000 shares of common stock to an investor for $800 at a purchase price of $0.002 per share.

From July 23, 2020 to July 27, 2020, a lender of an original $38,000 face value unsecured promissory note, elected to convert the entire principal amount of $38,000 and $1,900 of accrued interest into 30,692,309 shares of common stock. See Note 3 – Debt.

Effective September 15, 2020, the Company sold 5,000,000 shares of common stock to an investor for $10,000 at a purchase price of $0.002 per share.

Effective October 2, 2020, the Company sold 7,500,000 shares of common stock to an investor for $15,000 at a purchase price of $0.002 per share.

Effective November 1, 2020, the Company sold 2,500,000 shares of common stock to an investor for $5,000 at a purchase price of $0.002 per share.

Effective November 9, 2020, the Company sold 3,500,000 shares of common stock to an investor for $7,000 at a purchase price of $0.002 per share.

Effective November 11, 2020, the Company sold 1,000,000 shares of common stock to an investor for $2,000 at a purchase price of $0.002 per share.

Effective November 11, 2020, the Company sold 500,000 shares of common stock to an investor for $1,000 at a purchase price of $0.002 per share.

Effective December 14, 2020, the Company sold 7,500,000 shares of common stock to an investor for $15,000 at a purchase price of $0.002 per share.

On January 21, 2021, a lender of an original $550,000 face value convertible secured promissory note elected to convert $28,500 of the accrued and unpaid interest into 15,000,000 shares of common stock at a conversion price of $0.0019 per share.

Effective January 29, 2021, the Company sold 80,000 shares of common stock to an investor for $2,000 at a purchase price of $0.025 per share.

Effective February 2, 2021, the Company sold 20,000 shares of common stock to an investor for $500 at a purchase price of $0.025 per share.

Effective February 4, 2021, the Company sold 80,000 shares of common stock to an investor for $2,000 at a purchase price of $0.025 per share.

Effective February 4, 2021, the Company sold 26,666 shares of common stock to an investor for $800 at a purchase price of $0.03 per share.

Effective February 7, 2021, the Company sold 166,666 shares of common stock to an investor for $5,000 at a purchase price of $0.03 per share.

Effective March 11, 2021, the Company sold 80,000 shares of common stock to an investor for $2,000 at a purchase price of $0.025 per share.

Effective May 19, 2021, the Company granted 16,800,000 restricted $0.001 par value common shares to 14 key consultants, all of whom had made significant contributions to the Company over an extended period of time. All of the common shares were vested fully on the grant date. Of the 16,800,000 shares, 15,300,000 were issued between June 22, 2021, and July 2, 2021. The remaining 1,500,000 shares were not issued because the consultant had not been onboarded and signed the agreement. The 15,300,000 vested shares of common stock were valued at $0.0125 per share, the quoted market price on the date of grant and the Company recorded $191,250 of stock compensation expense in the accompanying Statement of Operations on the grant date of May 19, 2021.

Effective June 22, 2021, the Company issued 40,000 shares of common stock that were issuable at April 30, 2021 and related to a February 2021 sale of common stock at $0.025 per share.

From August 4, 2021, through August 10, 2021, the lender of a $55,000 convertible unsecured promissory note elected to convert the entire principal amount and $2,750 of accrued interest into 11,105,664 shares of the Company’s $0.001 par value common stock. See Note 3 – Debt.

On August 10, 2021, the lender of an original $80,000 convertible secured promissory note elected to convert $5,998 of the principal amount into 2,498,971 shares of the Company’s $0.001 par value common stock. See Note 3 – Debt.

From September 17, 2021, through September 27, 2021, the lender of a $41,000 convertible unsecured promissory note elected to convert the entire principal amount and $2,050 of accrued interest into 4,659,872 shares of the Company’s $0.001 par value common stock. See Note 3 – Debt.

On November 4, 2021, the lender of a $48,000 convertible unsecured promissory note elected to convert the entire principal amount and $2,400 of accrued interest into 7,098,592 shares of the Company’s $0.001 par value common stock. See Note 3 – Debt.

On December 9, 2021, the lender of a $53,000 convertible unsecured promissory note elected to convert the entire principal amount and $2,650 of accrued interest into 9,594,828 shares of the Company’s $0.001 par value common stock. See Note 3 – Debt.

On January 13, 2022, the lender of an original $100,000 convertible unsecured promissory note elected to convert $6,170 of the principal and $2,648 of accrued interest into 1,348,348 shares of the Company’s $0.001 par value common stock. See Note 3 – Debt.

On January 28, 2022, the lender of an original $80,000 convertible secured promissory note elected to convert $7,200 of the principal amount into 1,000,000 shares of the Company’s $0.001 par value common stock. See Note 3 – Debt.

From February 17, 2022 through April 26, 2022, the Company received $1,151,326 of proceeds, net of offering costs, from the sale of 55,119,047 shares of stock at $0.021 per share in relation to the Company’s Form 1-A Regulation A Offering Statement with the SEC for the sale of 125,000,000 shares of $0.001 par value common stock. Additionally, the Company received subscriptions for 9,200,000 shares of stock at $0.21 per share or $193,200. However, the subscription had not been funded as of the date of this filing. See Note 1 – Nature of Operations, Basis of Presentation, Going Concern, and Summary of Significant Accounting Policies and Note 9 – Subsequent Events.